ING FUNDS TRUST

ING Intermediate Bond Fund

ING Short Term Bond Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated June 10, 2013

to the Funds’ current prospectuses (“Prospectuses”)

ING Intermediate Bond Fund

Effective May 31, 2013, Michael Mata was removed as a portfolio manager of the Fund.  The Fund’s Prospectuses are hereby revised as follows:

1.               The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Christine Hurtsellers, CFA	Matthew Toms, CFA
Portfolio Manager (since 01/09)	Portfolio Manager (since 08/10)

2.               The third paragraph of the sub-section entitled “Management of the Funds — ING Investment Management Co. LLC — ING Intermediate Bond Fund” in the Fund’s Prospectuses is hereby deleted in its entirety.

ING Short Term Bond Fund

Effective immediately, Michael Hyman is removed as a portfolio manager and Christine Hurtsellers is added as a portfolio manager of the Fund.  The Fund’s Prospectus is hereby revised as follows:

3.               The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Christine Hurtsellers, CFA	Matthew Toms, CFA
Portfolio Manager (since 05/13)	Portfolio Manager (since 12/12)

4.               The third paragraph of the sub-section entitled “Management of the Fund — ING Investment Management Co. LLC” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Christine Hurtsellers, CFA, Portfolio Manager, has been with ING IM since 2005 and leads the fixed-income business for ING IM. From 1999 to 2005, Ms. Hurtsellers worked at Freddie Mac® where she managed adjustable-rate mortgages, mortgage-backed securities, collateralized mortgage obligations, and mortgage derivatives portfolios. Ms. Hurtsellers also managed portfolios for Alliance Capital Management and Banc One.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING FUNDS TRUST

ING Intermediate Bond Fund

ING Short Term Bond Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated June 10, 2013

to the Funds’ current Statements of Additional Information (“SAIs”)

ING Intermediate Bond Fund

Effective May 31, 2013, Michael Mata was removed as a portfolio manager of the Fund. All references to Michael Mata in the Fund’s SAI are hereby removed.

ING Short Term Bond Fund

Effective immediately, Michael Hyman is removed as a portfolio manager and Christine Hurtsellers is added as a portfolio manager of the Fund. The Fund’s SAI is hereby revised as follows:

1.               The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Fund’s SAI are hereby revised to delete all information regarding Michael Hyman and add the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christine Hurtsellers(1)	10	$5,877,954,031	32	$8,714,652,442	16	$8,101,688,087

(1)           As of March 31, 2013.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Christine Hurtsellers(1)	None

(1)           As of March 31, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE